PROPERTY, PLANT AND EQUIPMENT (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
PROPERTY, PLANT AND EQUIPMENT
Accumulated depreciation and amortization	$ (107,895,000)	$ (101,572,000)	$ (98,064,000)	$ (93,761,000)
Property, plant and equipment - net	55,327,000	48,467,000	47,469,000	48,895,000
Depreciation of plant and equipment and amortization of leasehold improvements	8,000,000	7,700,000	7,600,000	9,200,000
Land and land improvements
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, Gross	16,045,000	15,963,000	15,821,000	15,292,000
Buildings and improvements
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, Gross	44,376,000	43,416,000	42,754,000	42,661,000
Buildings and improvements | Minimum
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, useful life	15 years
Buildings and improvements | Maximum
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, useful life	39 years
Machinery and other equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, Gross	94,113,000	84,953,000	82,129,000	80,018,000
Machinery and other equipment | Minimum
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, useful life	5 years
Machinery and other equipment | Maximum
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, useful life	10 years
Leasehold improvements
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment, Gross	$ 8,688,000	$ 5,707,000	$ 4,829,000	$ 4,685,000